Financial Statement Schedule I - BALANCE SHEETS Additional Information (Details) - $ / shares	Dec. 31, 2020	Dec. 31, 2019
Condensed Financial Statements
Common share, par value (in dollars per share)	$ 0	$ 0
Common shares, shares issued (in shares)	59,820,384	59,371,684
Common shares, shares outstanding (in shares)	59,820,384	59,371,684
Parent Company
Condensed Financial Statements
Treasury Stock, Common, Shares		609,516
Reportable Legal Entities [Member] | Parent Company
Condensed Financial Statements
Common share, par value (in dollars per share)	$ 0
Common shares, shares issued (in shares)	59,820,384	59,371,684
Common shares, shares outstanding (in shares)	59,820,384	59,371,684
Treasury Stock, Common, Shares	0